Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	12 Months Ended
	Apr. 10, 2017	Jun. 01, 2016	May 31, 2017	May 31, 2026	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017
C000017685 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 13,239	$ 12,325	$ 12,078	$ 11,470	$ 11,900	$ 12,757	$ 11,128	$ 11,314	$ 10,670	$ 10,175
C000088012 [Member]
Account Value [Line Items]
Accumulated Value		10,000		13,490	12,548	12,272	11,631	12,043	12,884	11,217	11,381	10,713	10,195
C000189766 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,225	13,566	12,600	12,334	11,673	12,096	12,937	11,260	11,421	10,736
C000017686 [Member]
Account Value [Line Items]
Accumulated Value		9,550		12,318	11,509	11,306	10,764	11,196	12,032	10,522	10,724	10,140	9,693
C000017688 [Member]
Account Value [Line Items]
Accumulated Value		10,000		11,981	11,265	11,162	10,707	11,220	12,149	10,704	10,992	10,460	10,085
C000017689 [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,284	11,556	11,300	10,991	10,982	11,688	10,975	10,750	10,183	10,087
C000017691 [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,531	11,777	11,482	11,145	11,115	11,815	11,072	10,824	10,224	10,116
C000189767 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,165	12,637	11,862	11,561	11,230	11,195	11,887	11,136	10,883	10,285
C000088013 [Member]
Account Value [Line Items]
Accumulated Value		9,550		11,442	10,801	10,578	10,315	10,332	11,033	10,377	10,199	9,676	9,617
C000088014 [Member]
Account Value [Line Items]
Accumulated Value		10,000		11,116	10,572	10,431	10,248	10,353	11,129	10,545	10,442	9,981	9,995
S&P National AMT-Free Municipal [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,360	11,589	11,402	11,130	11,068	11,801	11,289	10,869	10,232	10,115
S&P National AMT-Free Municipal (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,170	12,428	11,653	11,464	11,191	11,129	11,865	11,351	10,928	10,288
S&P Municipal Bond 50% Investment Grade/50% High Yield [Member]
Account Value [Line Items]
Accumulated Value		10,000		13,579	12,727	12,359	11,764	11,857	12,678	11,498	11,350	10,675	10,275
S&P Municipal Bond 50% Investment Grade/50% High Yield (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,178	13,451	12,607	12,242	11,653	11,745	12,558	11,389	11,243	10,574
S&P Intermediate Term National AMT-Free Municipal [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		12,366	11,666	11,368	11,124	10,997	11,589	11,178	10,781	10,186	$ 10,128
S&P Intermediate Term National AMT-Free Municipal (Inception Date 4/10/17) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,155	$ 12,400	$ 11,698	$ 11,399	$ 11,154	$ 11,028	$ 11,621	$ 11,209	$ 10,811	$ 10,214